UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments

     Quarterly Holdings Report for
Fidelity® Connecticut Municipal Money Market Fund

August 31, 2005

1.805761.101 CTM-QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities 92.9%
	Principal	Value
	Amount
Connecticut – 72.8%
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 2.53% (Liquidity Facility Citibank
NA) (b)(f)	$ 2,865,000	$2,865,000
Series ROC II R45, 2.53% (Liquidity Facility Citibank
NA) (b)(f)	5,000,000	5,000,000
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01
129, 2.41% (Liquidity Facility Bear Stearns Companies,
Inc.) (b)(e)(f)	17,915,000	17,915,000
Connecticut Dev. Auth. Arpt. Facility Rev.:
Participating VRDN Series PT 2311, 2.55% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,145,000	4,145,000
(Bradley Arpt. Hotel Proj.):
Series 1997 A, 2.5%, LOC KBC Bank NV, VRDN (b)	3,000,000	3,000,000
Series 1997 B, 2.5%, LOC JPMorgan Chase Bank,
VRDN (b)	1,000,000	1,000,000
Series 1997 C, 2.5%, LOC Fleet Nat’l. Bank, VRDN (b) .	700,000	700,000
Connecticut Dev. Auth. Indl. Dev. Rev. (W.E. Bassett Co. Proj.)
Series 1986, 2.7%, LOC Fleet Bank NA, VRDN (b)(e)	400,000	400,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England
Pwr. Co. Proj.) Series 1999, 2.59% tender 9/6/05,
CP mode	14,600,000	14,600,000
Connecticut Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series PA 1250, 2.51% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,650,000	7,650,000
(Connecticut Wtr. Co. Proj.) Series 2004 A, 2.42%, LOC
Citizens Bank of Rhode Island, VRDN (b)(e)	1,250,000	1,250,000
Connecticut Gen. Oblig.:
Participating VRDN:
Series 03 11, 2.53% (Liquidity Facility Citibank NA,
New York) (b)(f)	9,900,000	9,900,000
Series BA 02 A, 2.52% (Liquidity Facility Bank of
America NA) (b)(f)	4,815,000	4,815,000
Series EGL 01 701, 2.53% (Liquidity Facility Citibank
NA, New York) (b)(f)	20,000,000	20,000,000
Series EGL 03 11, 2.53% (Liquidity Facility Citibank NA,
New York) (b)(f)	9,900,000	9,900,000
Series EGL 7050017, 2.53% (Liquidity Facility Citibank
NA) (b)(f)	12,100,000	12,100,000
Series Floaters 01 681, 2.51% (Liquidity Facility Morgan
Stanley) (b)(f)	10,300,000	10,300,000
Series IXIS 05 17, 2.5% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)	11,380,000	11,380,000
Series MS 00 514, 2.51% (Liquidity Facility Morgan
Stanley) (b)(f)	9,695,000	9,695,000

Quarterly Report 2

Municipal Securities continued
	Principal	Value
	Amount
Connecticut – continued
Connecticut Gen. Oblig.: – continued
Participating VRDN:
Series MS 01 571, 2.51% (Liquidity Facility Morgan
Stanley) (b)(f)	$24,625,000	$24,625,000
Series MS 1053, 2.51% (Liquidity Facility Morgan
Stanley) (b)(f)	12,095,000	12,095,000
Series MS 1144, 2.51% (Liquidity Facility Morgan
Stanley) (b)(f)	17,995,000	17,995,000
Series PA 888R, 2.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	4,995,000	4,995,000
Series PT 1246, 2.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	3,100,000	3,100,000
Series PT 2693, 2.5% (Liquidity Facility Dexia Cr. Local
de France) (b)(f)	14,655,000	14,655,000
Series Putters 291, 2.52% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	13,210,000	13,210,000
Series Putters 320, 2.52% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	6,695,000	6,695,000
Series Putters 412, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	7,495,000	7,495,000
Series Putters 432, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	2,480,000	2,480,000
Series Putters 961, 2.52% (Liquidity Facility PNC Bank
NA, Pittsburgh) (b)(f)	16,030,000	16,030,000
Series ROC II 4009, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	18,765,000	18,765,000
Series ROC II R1064, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	6,805,000	6,805,000
Series ROC II R3013, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	5,290,000	5,290,000
Series ROC II R4048, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	5,200,000	5,200,000
Series 2004 A, 2.48% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)	23,625,000	23,625,000
Series B, 2.5% (Liquidity Facility Bayerische Landesbank
Girozentrale), VRDN (b)	4,015,000	4,015,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.):
Series S1:
2.5% tender 9/8/05, CP mode	4,800,000	4,800,000
2.6% tender 9/8/05, CP mode	9,130,000	9,130,000
Series S2, 2.78% tender 9/2/05, CP mode	4,000,000	4,000,000

3 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Connecticut – continued
Connecticut Health & Edl. Facilities Auth. Rev.: – continued
Participating VRDN:
Series EGL 02 6027, 2.53% (Liquidity Facility Citibank
NA, New York) (b)(f)	$ 7,305,000	$7,305,000
Series EGL 04 19, 2.53% (Liquidity Facility Citibank
NA) (b)(f)	14,850,000	14,850,000
(Charlotte Hungerford Hosp. Proj.) Series C, 2.48%, LOC
Fleet Bank NA, VRDN (b)	2,520,000	2,520,000
(Greenwich Family YMCA Proj.) Series A, 2.5%, LOC Bank
of New York, New York, VRDN (b)	5,000,000	5,000,000
(Hartford Hosp. Proj.) Series B, 2.34%, LOC Fleet Nat’l.
Bank, VRDN (b)	5,000,000	5,000,000
(Univ. of New Haven Proj.) Series 2005 E, 2.47%, LOC
Wachovia Bank NA, VRDN (b)	12,000,000	12,000,000
Series M, 2.34%, LOC KBC Bank NV, VRDN (b)	12,620,000	12,620,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series BA 99 D, 2.52% (Liquidity Facility Bank of
America NA) (b)(e)(f)	19,995,000	19,995,000
Series LB 05 L14, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(e)(f)	9,000,000	9,000,000
Series MT 37, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	50,855,000	50,855,000
Series MT 38, 2.54% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(e)(f)	19,020,000	19,020,000
Series MT 63, 2.54% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(e)(f)	8,230,000	8,230,000
Series PT 2337, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	4,950,000	4,950,000
Series PT 2817, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)(f)	9,700,000	9,700,000
Series ROC II R402, 2.56% (Liquidity Facility Citibank
NA) (b)(e)(f)	4,000,000	4,000,000
Series 1990 C, 2.53%, VRDN (b)(e)	7,490,000	7,490,000
Series 1990 D, 2.53%, VRDN (b)(e)	13,313,000	13,313,000
Series 2001 A3, 2.5% (AMBAC Insured), VRDN (b)(e)	5,000,000	5,000,000
Series 2002 A3, 2.51% (AMBAC Insured), VRDN (b)(e)	20,000,000	20,000,000
Series 2002 B3, 2.5% (AMBAC Insured), VRDN (b)(e)	35,900,000	35,900,000
Series 2002 F2, 2.5% (AMBAC Insured), VRDN (b)(e)	31,060,000	31,060,000
Series B3, 2.53% (AMBAC Insured), VRDN (b)(e)	13,000,000	13,000,000
Subseries 2005 A4, 2.5% (AMBAC Insured), VRDN (b)(e)	6,500,000	6,500,000
Subseries E4, 2.51% (AMBAC Insured), VRDN (b)(e)	10,000,000	10,000,000

Quarterly Report

4

Municipal Securities continued
		Principal	Value
		Amount
Connecticut – continued
Connecticut Spl. Tax Oblig. Rev.:
Bonds:
(Trans. Infrastructure Proj.) Series A, 4% 9/1/05 (FGIC
Insured)		$ 4,000,000	$4,000,000
Series MT 75, 2.95%, tender 7/20/06 (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(f)(g)		13,790,000	13,790,000
Participating VRDN:
Series IXIS 05 3, 2.5% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)		16,570,000	16,570,000
Series MS 01 735, 2.51% (Liquidity Facility Morgan
Stanley) (b)(f)		8,000,000	8,000,000
Series PA 1039R, 2.51% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(f)		3,530,000	3,530,000
Series Putters 612, 2.52% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)		5,240,000	5,240,000
Series ROC II R122, 2.53% (Liquidity Facility Citibank
NA) (b)(f)		12,265,000	12,265,000
Series ROC II R4068 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)		4,990,000	4,990,000
(Trans. Infrastructure Proj.):
Series 1, 2.37% (FSA Insured), VRDN (b)		10,400,000	10,400,000
Series 2003 1, 2.45% (AMBAC Insured), VRDN (b)		35,040,000	35,040,000
Series 2000 1, 2.45% (FGIC Insured), VRDN (b)		8,165,000	8,165,000
Series 2003 2, 2.45% (AMBAC Insured), VRDN (b)		38,410,000	38,410,000
Farmington Gen. Oblig. BAN 3.5% 4/14/06		8,400,000	8,440,812
Monroe Gen. Oblig. BAN 3.5% 4/5/06		6,085,000	6,115,512
New Haven Gen. Oblig. Series A:
2.53% 9/1/05, LOC Landesbank Hessen-Thuringen, CP	.	7,250,000	7,250,000
2.68% 9/7/05, LOC Landesbank Hessen-Thuringen, CP	.	4,455,000	4,455,000
2.84% 9/9/05, LOC Landesbank Hessen-Thuringen, CP	.	5,305,000	5,305,000
North Haven Gen. Oblig. BAN 3.75% 4/26/06		20,000,000	20,123,838
Plainfield Gen. Oblig. BAN 3.75% 1/11/06		9,500,000	9,533,471
Reg’l. School District #10 BAN 4% 8/14/06		9,000,000	9,091,459
Trumbull Gen. Oblig. BAN 3% 9/13/05		5,000,000	5,000,853
Weston Gen. Oblig. Participating VRDN Series ROC II
R6501, 2.53% (Liquidity Facility Citibank NA) (b)(f)		1,865,000	1,865,000
			916,508,945

Puerto Rico 16.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series CDC 04 A, 2.49% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)		15,815,000	15,815,000

5 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Puerto Rico continued
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
continued
Series Merlots 00 EE, 2.37% (Liquidity Facility Wachovia
Bank NA) (b)(f)	$ 9,400,000	$9,400,000
Series Merlots 01 A107, 2.37% (Liquidity Facility
Wachovia Bank NA) (b)(f)	14,905,000	14,905,000
Series Merlots 03 A44, 2.37% (Liquidity Facility Wachovia
Bank NA) (b)(f)	3,940,000	3,940,000
Series MS 975, 2.47% (Liquidity Facility Morgan
Stanley) (b)(f)	10,000,000	10,000,000
Series PA 1225, 2.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	9,060,000	9,060,000
Series ROC II R185, 2.5% (Liquidity Facility Citibank
NA) (b)(f)	2,000,000	2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Participating VRDN:
Series MS 969, 2.47% (Liquidity Facility Morgan
Stanley) (b)(f)	3,965,000	3,965,000
2.5% (Liquidity Facility Citibank NA) (b)(f)	2,400,000	2,400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN:
Series Merlots 00 FFF, 2.37% (Liquidity Facility Wachovia
Bank NA) (b)(f)	5,945,000	5,945,000
Series Merlots 98 B8, 2.37% (Liquidity Facility Wachovia
Bank NA) (b)(f)	5,150,000	5,150,000
Series Merlots C4, 2.37% (Liquidity Facility Wachovia Bank
NA) (b)(f)	4,280,000	4,280,000
Series RobIns 14, 2.49% (Liquidity Facility Bank of New
York, New York) (b)(f)	9,645,000	9,645,000
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN:
Sereis CRVS 05 10, 2.5% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(f)	20,130,000	20,130,000
Series EGL 00 5101, 2.5% (Liquidity Facility Citibank NA,
New York) (b)(f)	10,000,000	10,000,000
Series Merlots 00 A15, 2.37% (Liquidity Facility Wachovia
Bank NA) (b)(f)	12,200,000	12,200,000
Series MSTC 7005, 2.44% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(f)	2,000,000	2,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 2.47% (Liquidity Facility Morgan
Stanley) (b)(f)	3,580,000	3,580,000
Series Merlots A40, 2.37% (Liquidity Facility Wachovia
Bank NA) (b)(f)	4,670,000	4,670,000

Quarterly Report 6

Municipal Securities continued
	Principal	Value
	Amount
Puerto Rico continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN: -
continued
Series Putters 147, 2.51% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	$ 1,100,000	$1,100,000
Series Putters 866, 2.51% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	3,000,000	3,000,000
Series RobIns 16, 2.51% (Liquidity Facility Bank of New
York, New York) (b)(f)	4,200,000	4,200,000
Series ROC II R179, 2.5% (Liquidity Facility Citibank
NA) (b)(f)	1,495,000	1,495,000
Series ROC II R357, 2.5% (Liquidity Facility Citibank
NA) (b)(f)	5,225,000	5,225,000
Series SGA 43, 2.31% (Liquidity Facility Societe
Generale) (b)(f)	10,000,000	10,000,000
Series SGA 44, 2.31% (Liquidity Facility Societe
Generale) (b)(f)	9,400,000	9,400,000
Puerto Rico Govt. Dev. Bank:
2.85% 1/30/06, LOC Societe Generale, CP (a)	8,300,000	8,300,000
2.85% 1/30/06, LOC Societe Generale, CP (a)	4,000,000	4,000,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities
Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998,
2.8%, LOC Banco Santander Central Hispano SA,
VRDN (b)	1,900,000	1,900,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS
00 225, 2.47% (Liquidity Facility Morgan Stanley) (b)(f)	2,335,000	2,335,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series
MS 968, 2.47% (Liquidity Facility Morgan Stanley) (b)(f) .	4,480,000	4,480,000
		204,520,000

7 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Other – 3.8%
Fidelity Municipal Cash Central Fund, 2.49% (c)(d)	$47,868,526	$ 47,868,526
TOTAL INVESTMENT PORTFOLIO 92.9%
(Cost $1,168,897,471)		1,168,897,471
NET OTHER ASSETS – 7.1%		89,547,741

NET ASSETS 100%		$ 1,258,445,212

Security Type Abbreviations

BAN — BOND ANTICIPATION NOTE

CP COMMERCIAL PAPER

VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,300,000 or 1.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,790,000 or 1.1% of net assets.

Additional information on each holding is as follows:

	Acquisition
Security	Date	Cost
Connecticut Spl.
Tax Oblig. Rev.
Bonds Series MT
75, 2.95%, tender
7/20/06
(Liquidity Facility
Merrill Lynch &	4/1/05
Co., Inc.)	4/4/05	$13,790,000

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,168,897,471.

Quarterly Report 8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

9 Quarterly Report

Quarterly Holdings Report for Fidelity® Florida Municipal Money Market Fund

August 31, 2005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities 96.9%

	Principal	Value
	Amount
Alaska – 0.2%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 2061,
2.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 3,205,000	$3,205,000
Arizona – 0.4%
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 1165, 2.57% (Liquidity
Facility Morgan Stanley) (b)(c)(d)	4,500,000	4,500,000
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 2.65%,
LOC JPMorgan Chase Bank, VRDN (b)	1,500,000	1,500,000
		6,000,000

Arkansas – 0.5%
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.)
2.54%, LOC Wachovia Bank NA, VRDN (b)(c)	4,000,000	4,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN Series MS 1139, 2.57% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	3,400,000	3,400,000
		7,400,000

California – 0.4%
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating
VRDN:
Series MT 22, 2.56% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	1,580,000	1,580,000
Series MT 7, 2.56% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	3,395,000	3,395,000
Series PT 998, 2.56% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,500,000	1,500,000
		6,475,000

Colorado – 1.9%
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series LB 05 F1, 2.53% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(c)(d)	9,475,000	9,475,000
Series LB 05 F4, 2.58% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(c)(d)	7,155,000	7,155,000
Series Merlots 01 A20, 2.45% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	2,235,000	2,235,000
Denver City & County Arpt. Rev. Participating VRDN:
Series PT 2112, 2.57% (Liquidity Facility WestLB AG) (b)(c)(d)	2,490,000	2,490,000

11 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Colorado – continued
Denver City & County Arpt. Rev. Participating VRDN: -
continued
Series PT 2496, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	$4,160,000	$4,160,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS
219 Class A, 2.55% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	4,100,000	4,100,000
		29,615,000

Delaware – 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co.
Proj.):
Series 1988, 2.52%, VRDN (b)(c)	1,500,000	1,500,000
Series 1999 B, 2.57%, VRDN (b)(c)	900,000	900,000
		2,400,000

District Of Columbia – 0.5%
Metropolitan Washington Arpts. Auth. Sys. Rev.:
Participating VRDN Series PT 689, 2.57% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	5,870,000	5,870,000
2.42% (FSA Insured), VRDN (b)(c)	1,950,000	1,950,000
		7,820,000

Florida – 70.8%
Boynton Beach Cmnty. Redev. Agcy. Tax Increment Rev.
Participating VRDN Series Putters 657, 2.53% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	1,600,000	1,600,000
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 2.39%, LOC Citibank NA,
VRDN (b)(c)	5,700,000	5,700,000
(Wickham Club Apts. Proj.) Series A, 2.42%, LOC Southtrust
Bank NA, VRDN (b)(c)	7,600,000	7,600,000
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev.
Participating VRDN Series PT 1377, 2.57% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	4,685,000	4,685,000
Brevard County School Board RAN 3.75% 4/28/06	15,165,000	15,255,777
Brevard County School Board Ctfs. of Prtn. Participating VRDN
Series Putters 638, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	2,490,000	2,490,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series PT 2415, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,285,000	5,285,000
Series Stars 93, 2.57% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	3,415,000	3,415,000

Quarterly Report 12

Municipal Securities continued
	Principal	Value
	Amount

Florida – continued
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle
Village Apts. Proj.) 2.43%, LOC Citibank NA, VRDN (b)(c) .	$ 9,200,000	$9,200,000
Broward County Gen. Oblig. Participating VRDN Series
Merlots 04 B9, 2.4% (Liquidity Facility Wachovia Bank
NA) (b)(d)	5,615,000	5,615,000
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN:
Series Merlots 01 A27, 2.45% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	1,515,000	1,515,000
Series PT 589, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,840,000	1,840,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd.
Proj.) 2.54%, LOC Suntrust Bank, VRDN (b)(c)	1,400,000	1,400,000
Broward County Port Facilities Rev. (Port Everglades Proj.)
Series 1998, 2.63% (AMBAC Insured), VRDN (b)(c)	4,400,000	4,400,000
Cape Coral Gen. Oblig. 3% 2/17/06, LOC Bank of America
NA, CP	3,000,000	3,000,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau
Club Apts. Proj.) 2.42%, LOC Key Bank NA, VRDN (b)(c)	5,000,000	5,000,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series
BA 00 O, 2.64% (Liquidity Facility Bank of America
NA) (b)(c)(d)	4,530,000	4,530,000
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series
Clipper 05 17, 2.61% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	14,116,000	14,116,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.)
2.55%, LOC Bank of America NA, VRDN (b)(c)	2,875,000	2,875,000
Collier County Health Facilities Auth. Hosp. Rev. Bonds
(Cleveland Clinic Health Sys. Proj.) Series 2003 C2, 2.76%
tender 9/16/05, LOC Bank of America NA, CP mode	1,500,000	1,500,000
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 2.53%, LOC Fannie Mae,
VRDN (b)(c)	6,800,000	6,800,000
(Summer Lakes Phase II Apts. Proj.) 2.4%, LOC Citibank NA,
VRDN (b)(c)	12,000,000	12,000,000
Collier County School Board Ctfs. of Prtn. Participating VRDN
Series PT 2295, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,995,000	6,995,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.)
Series 1993, 2.65% (Monumental Life Ins. Co. Guaranteed),
VRDN (b)(c)	28,475,000	28,475,000

13 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Florida – continued
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN:
Series BA 01 C, 2.61% (Liquidity Facility Bank of America
NA) (b)(c)(d)	$ 1,695,000	$1,695,000
Series PT 519, 2.57% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	1,920,000	1,920,000
Escambia County Hsg. Fin. Rev. Participating VRDN
Series RF 00 15, 2.64% (Liquidity Facility Bank of New York,
New York) (b)(c)(d)	4,300,000	4,300,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 901, 2.53% (Liquidity Facility Citibank NA,
New York) (b)(d)	6,100,000	6,100,000
Series EGL 00 902, 2.53% (Liquidity Facility Citibank NA,
New York) (b)(d)	5,000,000	5,000,000
Series EGL 03 25, 2.53% (Liquidity Facility Citibank NA,
New York) (b)(d)	4,900,000	4,900,000
Series EGL 04 1007 Class A, 2.53% (Liquidity Facility
Citibank NA) (b)(d)	3,875,000	3,875,000
Series Putters 137, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	16,055,000	16,055,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 01 906, 2.53% (Liquidity Facility Citibank NA,
New York) (b)(d)	3,000,000	3,000,000
Series PT 2584, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	11,785,000	11,785,000
Series ROC II R4521, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	2,470,000	2,470,000
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series PT 2979, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	24,305,000	24,305,000
Series ROC II R6037, 2.53% (Liquidity Facility Citibank
NA) (b)(d)	3,325,000	3,325,000
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series
ROC II R314, 2.53% (Liquidity Facility Citibank NA) (b)(d)	7,155,000	7,155,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 2.64%, LOC
Suntrust Bank, VRDN (b)(c)	1,240,000	1,240,000
(Cabinet Connection of the Treasure Coast Proj.) Series 2003
B3, 2.64%, LOC Wachovia Bank NA, VRDN (b)(c)	2,000,000	2,000,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3,
2.79%, LOC Wachovia Bank NA, VRDN (b)(c)	800,000	800,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs.
Participating VRDN Series MS 00 317, 2.52% (Liquidity
Facility Morgan Stanley) (b)(d)	1,100,000	1,100,000

Quarterly Report 14

Municipal Securities continued
	Principal	Value
	Amount
Florida – continued
Florida Gen. Oblig. Participating VRDN:
Series MS 98 117, 2.52% (Liquidity Facility Morgan
Stanley) (b)(d)	$ 2,245,000	$2,245,000
Series ROC II R7507, 2.53% (Liquidity Facility Citibank
NA) (b)(d)	2,640,000	2,640,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 2.53%, LOC
Fannie Mae, VRDN (b)(c)	7,500,000	7,500,000
(Grande Court at North Port Apts. Proj.) Series 2004 E,
2.54%, LOC Fannie Mae, VRDN (b)(c)	6,100,000	6,100,000
(Mill Creek Apts. Proj.) 2.53%, LOC Fannie Mae,
VRDN (b)(c)	5,000,000	5,000,000
(Northbridge Apts. Proj.) Series V1, 2.39%, LOC Bank of
America NA, VRDN (b)(c)	8,820,000	8,820,000
(Pinnacle Grove Apts. Proj.) Series 2003 A, 2.53%, LOC
Fannie Mae, VRDN (b)(c)	8,000,000	8,000,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 00 J, 2.61% (Liquidity Facility Bank of America
NA) (b)(c)(d)	2,625,000	2,625,000
Series LB 04 L74J, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(d)	7,385,000	7,385,000
Series LB 04 L9, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(c)(d)	8,290,000	8,290,000
Series PT 451, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	1,030,000	1,030,000
(Riverside Apts. Proj.) Series 2000 1, 2.4%, LOC Bank of
America NA, VRDN (b)(c)	5,900,000	5,900,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 2.57%, LOC
Fannie Mae, VRDN (b)(c)	4,000,000	4,000,000
(Valencia Village Apts. Proj.) Series G, 2.39%, LOC Fannie
Mae, VRDN (b)(c)	11,755,000	11,755,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 2.53%, LOC
Fannie Mae, VRDN (b)(c)	8,155,000	8,155,000
Florida Local Govt. Fin. Auth. Rev.:
Series A, 2.5% 9/6/05, LOC Wachovia Bank NA, CP	17,321,000	17,321,000
Series B, 2.6% 10/7/05, LOC Wachovia Bank NA, CP (c)	1,399,000	1,399,000
Florida Muni. Ln. Council Rev. Participating VRDN Series PT
2528, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,825,000	6,825,000

15 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Florida – continued
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series PA 535, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	$ 9,595,000	$9,595,000
Series PT 1981, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,995,000	4,995,000
Series PT 2319, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	5,185,000	5,185,000
Series 2002 E, 2.42% (FSA Insured), VRDN (b)(c)	14,150,000	14,150,000
Series 2003 B, 2.53% 9/6/05, LOC Bayerische Landesbank
Girozentrale, LOC State Street Bank & Trust Co., Boston,
CP (c)	6,350,000	6,350,000
Highlands County Health Facilities Auth. Rev. (Adventist Health
Sys./Sunbelt Obligated Group Proj.) Series C, 2.53%,
VRDN (b)	19,300,000	19,300,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 2.41%,
LOC Suntrust Bank, VRDN (b)(c)	8,000,000	8,000,000
Hillsborough County Aviation Auth. Rev. Participating VRDN:
Series Merlots 03 A18, 2.45% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	3,560,000	3,560,000
Series MS 1060, 2.56% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	4,585,000	4,585,000
Series PT 2723, 2.57% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	3,515,000	3,515,000
Series PT 2725, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	5,310,000	5,310,000
Series Putters 930, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	3,700,000	3,700,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 2.53%, LOC Suntrust
Bank, VRDN (b)(c)	7,300,000	7,300,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 2.4%, LOC
Bank of America NA, VRDN (b)(c)	5,600,000	5,600,000
(Meridian Pointe Apts. proj.) 2.39%, LOC Citibank NA,
VRDN (b)(c)	6,600,000	6,600,000
(Mobley Park Apts. Proj.) Series A, 2.55%, LOC Freddie
Mac, VRDN (b)(c)	8,000,000	8,000,000
(Morgan Creek Apts. Proj.) 2.53%, LOC Fannie Mae,
VRDN (b)(c)	12,700,000	12,700,000
(Royal Palm Key Apts. Proj.) 2.39%, LOC Fannie Mae,
VRDN (b)(c)	4,530,000	4,530,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo
Importing Co. Proj.):
2.6%, LOC Bank of America NA, VRDN (b)(c)	185,000	185,000

Quarterly Report 16

Municipal Securities continued
	Principal	Value
	Amount
Florida – continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo
Importing Co. Proj.): – continued
2.71%, LOC Bank of America NA, VRDN (b)(c)	$700,000	$700,000
Hillsborough County Port District Participating VRDN:
Series MS 1019, 2.56% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	2,873,000	2,873,000
Series PT 2571, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	4,380,000	4,380,000
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II
R4055, 2.53% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	2,755,000	2,755,000
Indian River County Hosp. District Hosp. Rev.:
Bonds (Indian River Memorial Hosp. Proj.):
Series 1988, 2.85% tender 9/9/05, LOC Wachovia Bank
NA, CP mode	12,400,000	12,400,000
Series 1989, 2.85% tender 9/9/05, LOC Wachovia Bank
NA, CP mode	5,500,000	5,500,000
Series 1990, 2.85% tender 9/9/05, LOC Wachovia Bank
NA, CP mode	5,200,000	5,200,000
Series 1985, 2.53%, LOC Wachovia Bank NA, VRDN (b)	12,700,000	12,700,000
Jacksonville Econ. Dev. (Holland Sheltair Aviation Group Proj.)
2.55%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(c)	2,100,000	2,100,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.)
Series 2002, 2.55%, LOC Bank of America NA, VRDN (b)(c)	3,675,000	3,675,000
Jacksonville Elec. Auth. Rev. Participating VRDN Series MS 98
127, 2.52% (Liquidity Facility Morgan Stanley) (b)(d)	1,995,000	1,995,000
Jacksonville Health Facilities Auth. Hosp. Rev. Bonds (Baptist
Med. Ctr. Proj.) 2.6% tender 9/16/05, LOC Bank of
America NA, CP mode	1,500,000	1,500,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood
Forest Apts. Proj.) 2.4%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	2,500,000	2,500,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co.
Proj.):
Series 1992, 2.55% tender 9/2/05, CP mode	3,800,000	3,800,000
Series 1994, 2.55% tender 9/2/05, CP mode	15,800,000	15,800,000
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters
408, 2.53% (Liquidity Facility JPMorgan Chase Bank) (b)(d) .	2,705,000	2,705,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96
901, 2.66% (Liquidity Facility Citibank NA, New York) (b)(d)	5,600,000	5,600,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 2.57% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	6,995,000	6,995,000

17		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Florida – continued
Lee County Arpt. Rev. Participating VRDN: – continued
Series MS 01 811, 2.57% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	$ 3,000,000	$3,000,000
Series ROC II R14, 2.56% (Liquidity Facility Citibank
NA) (b)(c)(d)	6,870,000	6,870,000
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee
Memorial Health Sys. Proj.) 6% 4/1/06 (MBIA Insured)	2,640,000	2,688,409
Lee County Indl. Dev. Auth. Util. Sys. Rev. (North Fort Myers
Util., Inc. Proj.) Series A, 2.41%, LOC Suntrust Bank,
VRDN (b)(c)	13,240,000	13,240,000
Manatee County Hsg. Fin. Auth. Mtg. Rev. Participating VRDN
Series PT 2072, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	4,030,000	4,030,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Centre
Court Apts. Proj.) Series 2000 A, 2.4%, LOC Suntrust Bank,
VRDN (b)(c)	3,655,000	3,655,000
Miami-Dade County Aviation Rev.:
Participating VRDN Series 2003 L22J, 2.53% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,500,000	4,500,000
Series 2005 A:
2.58% 10/3/05, LOC BNP Paribas SA, LOC Dexia Cr.
Local de France, CP (c)	4,000,000	4,000,000
2.58% 10/11/05, LOC BNP Paribas SA, LOC Dexia Cr.
Local de France, CP (c)	3,000,000	3,000,000
Miami-Dade County Cap. Asset Acquisition Participating
VRDN Series TOC 05 Z9, 2.57% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)	13,800,000	13,800,000
Miami-Dade County Expressway Auth. Participating VRDN
Series Putters 01 160, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	7,995,000	7,995,000
Miami-Dade County Health Facilities Auth. Hosp. Rev.
Participating VRDN Series Putters 208, 2.53% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	6,775,000	6,775,000
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00
HHH, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)(e)	6,480,000	6,480,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev.
(22nd Avenue Apartments, 183rd Street Apartments &
187th Street Apartments Proj.) Series 2003 3, 2.4%, LOC
Citibank NA, VRDN (b)(c)	8,900,000	8,900,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Airis Miami LLC Proj.) Series 1999 A, 2.58% (AMBAC
Insured), VRDN (b)(c)	12,300,000	12,300,000
(Badia Spices, Inc. Proj.) 2.55%, LOC Bank of America NA,
VRDN (b)(c)	5,700,000	5,700,000

Quarterly Report 18

Municipal Securities continued
	Principal	Value
	Amount
Florida – continued
Miami-Dade County Indl. Dev. Auth. Rev.: – continued
(Cigarette Boats Racing Team Proj.) 2.55%, LOC Bank of
America NA, VRDN (b)(c)	$ 2,620,000	$ 2,620,000
(Tarmac America Proj.) 2.55%, LOC Bank of America NA,
VRDN (b)(c)	3,200,000	3,200,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN
Series MSTC 02 9043, 2.4% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	6,800,000	6,800,000
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series A, 3.5% 4/1/06 (AMBAC Insured)	2,225,000	2,235,098
Participating VRDN:
Series Putters 534, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,195,000	3,195,000
Series ROC II R4022, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	4,185,000	4,185,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 2.45%, LOC
Wachovia Bank NA, VRDN (b)(c)	3,400,000	3,400,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys.
Proj.) Series 1992, 2.65%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	1,515,000	1,515,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating
VRDN:
Series MT 118, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,000,000	2,000,000
Series PT 2411, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	15,200,000	15,200,000
Series PT 919, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,485,000	5,485,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 2.5%, LOC Citibank
NA, VRDN (b)(c)	6,920,000	6,920,000
(Osprey Ridge Apts. Proj.) Series 2000 H, 2.53%, LOC
Fannie Mae, VRDN (b)(c)	4,660,000	4,660,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced
Drainage Sys., Inc. Proj.) 2.62%, LOC Nat’l. City Bank,
VRDN (b)(c)	2,655,000	2,655,000
Orange County School Board Ctfs. of Prtn. Participating VRDN
Series Putters 738, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	1,750,000	1,750,000
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN
Series EGL 04 1015 Class A, 2.53% (Liquidity Facility
Citibank NA) (b)(d)	4,260,000	4,260,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay
Apts. Proj.) Series A, 2.4%, LOC Fannie Mae, VRDN (b)(c) .	5,600,000	5,600,000

19		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Florida – continued
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.)
Series 2001, 2.55%, LOC Bank of America NA, VRDN (b) .	$ 5,800,000	$5,800,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev.
(Renaissance Apts. Proj.) 2.39%, LOC Fannie Mae,
VRDN (b)(c)	16,800,000	16,800,000
Palm Beach County Rev. (Zoological Society of Palm Beach
Proj.) 2.55%, LOC Northern Trust Co., Chicago, VRDN (b)	3,900,000	3,900,000
Palm Beach County School Board Ctfs. of Prtn. Participating
VRDN Series ROC II R5035, 2.53% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,580,000	5,580,000
Palm Beach County School District 2.4% 9/6/05, LOC Bank of
America NA, CP	23,000,000	23,000,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series
1999, 2.6%, LOC Bank of America NA, VRDN (b)(c)	2,585,000	2,585,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev.
Participating VRDN:
Series FRRI 03 L10J, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(d)	4,440,000	4,440,000
Series PT 352, 2.57% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	1,700,000	1,700,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev.
Participating VRDN:
Series CDC 04 4 Class A, 2.58% (Liquidity Facility CDC
Fin. CDC IXIS) (b)(c)(d)	6,065,000	6,065,000
Series MT 66, 2.58% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	13,040,000	13,040,000
Series MT 9, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	5,695,000	5,695,000
Series PT 2239, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	10,340,000	10,340,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas,
Inc. Proj.) 2.54%, LOC ABN AMRO Bank NV, VRDN (b)(c) .	2,100,000	2,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge
Cove Apts. Proj.) Series 2001, 2.4%, LOC AmSouth Bank
NA, Birmingham, VRDN (b)(c)	3,900,000	3,900,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec.
Coop., Inc. Proj.):
Series 1984 H1, 2.65% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (b)	13,565,000	13,565,000
Series 1984 H2, 2.65% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (b)	9,915,000	9,915,000
Series 1984 S, 2.65% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (b)	4,240,000	4,240,000

Quarterly Report 20

Municipal Securities continued
	Principal	Value
	Amount
Florida – continued
Reedy Creek Impt. District Participating VRDN Series Putters
902, 2.53% (Liquidity Facility JPMorgan Chase Bank) (b)(d) . $	7,180,000	$7,180,000
Reedy Creek Impt. District Utils. Rev. Participating VRDN:
Series MS 986, 2.52% (Liquidity Facility Morgan
Stanley) (b)(d)	5,640,000	5,640,000
Series ROC II R4027, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	2,835,000	2,835,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) 2.39%, LOC Fannie Mae,
VRDN (b)(c)	1,000,000	1,000,000
(Summerset Village Proj.) 2.55%, LOC Suntrust Bank,
VRDN (b)(c)	10,740,000	10,740,000
Saint Johns County Sales Tax Rev. Participating VRDN Series
ROC II R 2142, 2.53% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)	5,375,000	5,375,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C,
2.54%, LOC Suntrust Bank, VRDN (b)(c)	500,000	500,000
Sarasota County Util. Sys. Rev. Participating VRDN Series
Putters 852, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	4,525,000	4,525,000
Seminole County School Board Ctfs. of Prtn. Participating
VRDN Series ROC II R4537, 2.53% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,705,000	5,705,000
Sumter County Indl. Auth. Rev. (Villages Tri-County Med. Ctr.
Proj.) Series 2001, 2.59%, LOC Suntrust Bank, VRDN (b)	3,435,000	3,435,000
Sunshine State Govt. Fing. Commission Rev.:
Series 2001 G, 2.6% 9/15/05 (FGIC Insured), CP (c)	17,800,000	17,800,000
Series A, 2.6% 10/4/05 (AMBAC Insured) (FGIC Insured), CP	28,725,000	28,725,000
Series D, 2.48% 9/1/05 (FGIC Insured) (AMBAC Insured), CP	28,505,000	28,505,000
Series G, 2.93% 10/11/05 (FGIC Insured), CP (c)	13,686,000	13,686,000
Tallahassee Cap. Rev. Participating VRDN:
Series Putters 606, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	2,595,000	2,595,000
Series Putters 607, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	2,300,000	2,300,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000,
2.59%, LOC Wachovia Bank NA, VRDN (b)(c)	4,360,000	4,360,000
Tampa Bay Wtr. Util. Sys. Rev.:
Participating VRDN Series Merlots 01 A130, 2.4% (Liquidity
Facility Wachovia Bank NA) (b)(d)	9,925,000	9,925,000
2.55%, LOC Bank of America NA, VRDN (b)(c)	10,600,000	10,600,000

21 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Florida – continued
Volusia County Edl. Facilities Auth. Rev. Participating VRDN
Series Putters 886, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	$ 3,335,000	$ 3,335,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon
Trace Apts. Proj.) 2.39%, LOC Fannie Mae, VRDN (b)(c)	9,500,000	9,500,000
Volusia County Tourist Dev. Tax Rev. Participating VRDN Series
MS 979, 2.52% (Liquidity Facility Morgan Stanley) (b)(d)	7,057,500	7,057,500
		1,098,246,784

Georgia – 0.7%
Atlanta Arpt. Rev. Participating VRDN:
Series MT 11, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,490,000	1,490,000
Series MT 43, 2.57% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	2,150,000	2,150,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.):
Series 2000 B, 2.44%, LOC Gen. Elec. Cap. Corp.,
VRDN (b)(c)	3,290,000	3,290,000
Series 2000 C, 2.44%, LOC Gen. Elec. Cap. Corp.,
VRDN (b)(c)	2,800,000	2,800,000
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc.
Proj.) Series 1994, 2.62%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	1,075,000	1,075,000
		10,805,000

Hawaii – 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PA 1238,
2.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,695,000	1,695,000
Illinois – 1.8%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS
1152, 2.57% (Liquidity Facility Morgan Stanley) (b)(c)(d)	6,500,000	6,500,000
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996,
2.59%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,500,000	1,500,000
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN:
Series MT 49, 2.57% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	2,000,000	2,000,000
Series PT 1993, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,080,000	1,080,000
Series PT 980, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,665,000	2,665,000
Series ROC II R70, 2.57% (Liquidity Facility Citibank
NA) (b)(c)(d)	2,100,000	2,100,000

Quarterly Report 22

Municipal Securities continued
	Principal	Value
	Amount
Illinois – continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Camcraft Proj.) Series
1993, 2.6%, LOC JPMorgan Chase Bank, VRDN (b)(c)	$100,000	$100,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN Series PZ 62, 2.57% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	2,000,000	2,000,000
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev.
Participating VRDN Series EGL 04 49 Class A, 2.53%
(Liquidity Facility Citibank NA) (b)(d)	2,400,000	2,400,000
Puttable Floating Option Tax Receipts Participating VRDN
Series PZP 6, 2.64% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,595,000	2,595,000
Will County School District #122 Participating VRDN Series PZ
59, 2.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,045,000	5,045,000
		27,985,000

Indiana – 0.4%
Baugo School Bldg. Corp. Participating VRDN Series PT 3109,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,545,000	5,545,000
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996,
2.65%, LOC JPMorgan Chase Bank, VRDN (b)(c)	100,000	100,000
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 2.7%,
LOC JPMorgan Chase Bank, VRDN (b)(c)	490,000	490,000
		6,135,000

Kentucky 0.6%
Kenton County Arpt. Board Arpt. Rev. Participating VRDN
Series FRRI 02 L15, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(d)	5,000,000	5,000,000
Kentucky Property & Bldgs. Commission Revs. Participating
VRDN Series MS 1014, 2.52% (Liquidity Facility Morgan
Stanley) (b)(d)	4,500,000	4,500,000
		9,500,000

Louisiana – 1.4%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev.
Participating VRDN Series MS 973, 2.57% (Liquidity Facility
Morgan Stanley) (b)(c)(d)	3,800,000	3,800,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series MS 1066, 2.57% (Liquidity
Facility Morgan Stanley) (b)(c)(d)	1,327,000	1,327,000
Participating VRDN Series Clipper 05 11, 2.64% (Liquidity
Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	4,754,000	4,754,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 2.8% tender
10/17/05, CP mode	1,300,000	1,300,000

23		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Louisiana – continued
West Baton Rouge Parish Indl. District #3 Rev.: – continued
(Dow Chemical Co. Proj.):
Series 1993, 2.55%, VRDN (b)(c)	$ 3,800,000	$3,800,000
Series 1994 B, 2.45%, VRDN (b)	2,000,000	2,000,000
Series 1995, 2.55%, VRDN (b)(c)	5,150,000	5,150,000
		22,131,000

Maine – 0.4%
Maine Fin. Auth. Solid Waste Disposable Rev. Participating
VRDN Series PT 2833, 2.6% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(c)(d)	4,995,000	4,995,000
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series
MT 3, 2.58% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	1,315,000	1,315,000
		6,310,000

Maryland 0.2%
Montgomery County Hsg. Opportunity Commission Single
Family Mtg. Rev. Participating VRDN Series MT 89, 2.58%
(Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	3,435,000	3,435,000
Michigan – 0.5%
Michigan Bldg. Auth. Rev. Participating VRDN Series MS 886,
2.52% (Liquidity Facility Morgan Stanley) (b)(d)	1,700,000	1,700,000
Michigan Strategic Fund Ltd. Oblig. Rev. Participating VRDN
Series Putters 858Z, 2.56% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)(d)	3,070,000	3,070,000
Wayne County Arpt. Auth. Rev. Participating VRDN Series MT
115, 2.57% (Liquidity Facility Svenska Handelsbanken
AB) (b)(c)(d)	2,735,000	2,735,000
		7,505,000

Minnesota 0.5%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN:
Series MT 118, 2.58% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	2,035,000	2,035,000
Series MT 120, 2.54% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	2,360,000	2,360,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Participating VRDN Series PT 727, 2.57%
(Liquidity Facility BNP Paribas SA) (b)(c)(d)	1,700,000	1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series PA
1256, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,320,000	1,320,000
		7,415,000

Quarterly Report 24

Municipal Securities continued
	Principal	Value
	Amount
Mississippi – 0.8%
Mississippi Gen. Oblig. BAN Series A, 2.75% 10/1/05	$10,000,000	$10,000,000
Mississippi Home Corp. Single Family Rev. Participating VRDN
Series PT 1446, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,875,000	1,875,000
		11,875,000

Missouri – 0.7%
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.
Participating VRDN Series PT 2530, 2.57% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	6,125,000	6,125,000
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.)
Series 2003 C, 2.45%, LOC U.S. Bank NA, Minnesota,
VRDN (b)(c)	4,050,000	4,050,000
		10,175,000

Nebraska – 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating
VRDN Series Merlots 00 UU, 2.45% (Liquidity Facility
Wachovia Bank NA) (b)(c)(d)	1,140,000	1,140,000
Nevada 0.5%
Clark County Arpt. Rev. Participating VRDN Series Putters 910,
2.56% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	5,385,000	5,385,000
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex
Corp. Proj.) 2.65%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	525,000	525,000
Nevada Gen. Oblig. Participating VRDN Series Putters 840,
2.53% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,605,000	2,605,000
		8,515,000

New Hampshire – 0.4%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series
Clipper 05 3, 2.6% (Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(c)(d)	4,262,000	4,262,000
New Hampshire Hsg. Fin. Auth. Single Family Rev.
Participating VRDN Series Merlots 01 A82, 2.45% (Liquidity
Facility Wachovia Bank NA) (b)(c)(d)	2,075,000	2,075,000
		6,337,000

New Mexico – 0.3%
New Mexico Mtg. Fin. Auth. Participating VRDN Series
Clipper 05 15, 2.69% (Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(c)(d)	5,100,000	5,100,000

25 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Non State Specific 0.3%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN:
Series Clipper 04 11, 2.64% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(c)(d)	$ 3,640,000	$3,640,000
Series Clipper 05 7, 2.61% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(d)	1,700,000	1,700,000
		5,340,000

North Carolina – 0.4%
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.
Participating VRDN:
Series FRRI 03 L17, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(d)	2,100,000	2,100,000
Series LB 03 L44J, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(c)(d)	1,800,000	1,800,000
Raleigh Durham Arpt. Auth. Rev. Participating VRDN Series PT
2569, 2.57% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	2,995,000	2,995,000
		6,895,000

North Dakota 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 2.59%, LOC U.S.
Bank NA, Minnesota, VRDN (b)(c)	1,200,000	1,200,000
Ohio – 0.0%
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.)
2.65%, LOC JPMorgan Chase Bank, VRDN (b)(c)	625,000	625,000
Oklahoma – 0.3%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.
Participating VRDN Series LB 03 L29J, 2.53% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,690,000	3,690,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 01 582, 2.57% (Liquidity
Facility Morgan Stanley) (b)(c)(d)	290,000	290,000
		3,980,000

Oregon – 0.2%
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.)
2.48%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	2,400,000	2,400,000
Pennsylvania – 0.8%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children’s
Hosp. Proj.) Series 2004 A, 2.6%, VRDN (b)	3,600,000	3,600,000

Quarterly Report

26

Municipal Securities continued
	Principal	Value
	Amount
Pennsylvania – continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.)
Series 1998 A1, 2.52%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(c)	$ 7,300,000	$7,300,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 996, 2.56% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	1,505,000	1,505,000
		12,405,000

Rhode Island – 0.1%
Rhode Island Econ. Dev. Corp. Participating VRDN Series
Putters 971, 2.53% (Liquidity Facility JPMorgan Chase &
Co.) (b)(c)(d)	1,740,000	1,740,000
South Carolina – 0.7%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 2.44%, VRDN (b)	2,600,000	2,600,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating
VRDN Series BA 01 L, 2.64% (Liquidity Facility Bank of
America NA) (b)(c)(d)	2,775,000	2,775,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.
(Mohawk Ind., Inc. Proj.) Series 1997 B, 2.59%, LOC
Wachovia Bank NA, VRDN (b)(c)	1,200,000	1,200,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.)
2.7% tender 10/4/05, CP mode	5,100,000	5,100,000
		11,675,000

South Dakota 0.4%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series LB 04 L34J, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(c)(d)	2,210,000	2,210,000
Series LB 04 L67 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(c)(d)	3,585,000	3,585,000
		5,795,000

Tennessee – 0.5%
Memphis Gen. Oblig. Participating VRDN Series Putters 757,
2.53% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,800,000	1,800,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(c)(d)	2,435,000	2,435,000
Series LB L32J, 2.58% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(c)(d)	4,325,000	4,325,000
		8,560,000

27 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Texas 4.5%
Aldine Independent School District Participating VRDN Series
Putters 827, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	$ 2,940,000	$2,940,000
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V,
2.57% (Liquidity Facility Bank of America NA) (b)(d)	6,415,000	6,415,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.)
2.41%, LOC Wachovia Bank NA, VRDN (b)(c)	2,500,000	2,500,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev. (Dow Chemical Co. Proj.) Series A2, 2.55%,
VRDN (b)(c)	1,000,000	1,000,000
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN:
Series Merlots 00 II, 2.45% (Liquidity Facility Wachovia Bank
NA) (b)(c)(d)	3,200,000	3,200,000
Series Merlots 03 A34, 2.45% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	1,600,000	1,600,000
Series PT 2156, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,620,000	2,620,000
Series Putters 1022, 2.56% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)(d)	4,470,000	4,470,000
Series Putters 353, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)(d)	1,650,000	1,650,000
Series Putters 604, 2.56% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	2,165,000	2,165,000
Series ROC II 251, 2.57% (Liquidity Facility Citibank
NA) (b)(c)(d)	2,525,000	2,525,000
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Cherrycrest
Villas Apts. Proj.) 2.6%, LOC Wachovia Bank NA,
VRDN (b)(c)	4,800,000	4,800,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities
Rev. (Onyx Envir. Svcs. Proj.) 2.55%, LOC Fleet Nat’l. Bank,
VRDN (b)(c)	3,500,000	3,500,000
San Antonio Arpt. Sys. Rev. Participating VRDN Series Stars
107, 2.57% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	4,325,000	4,325,000
Texas Gen. Oblig.:
Participating VRDN Series Putters 935, 2.53% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	4,000,000	4,000,000
TRAN 4.5% 8/31/06 (a)	16,000,000	16,232,320
United Independent School District Participating VRDN Series
PT 3121, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,780,000	5,780,000
		69,722,320

Quarterly Report 28

Municipal Securities continued
	Principal	Value
	Amount
Vermont – 0.2%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN
Series BA 02 I, 2.62% (Liquidity Facility Bank of America
NA) (b)(c)(d)	$ 2,420,000	$ 2,420,000
Virginia – 1.7%
Chesapeake Bay Bridge & Tunnel Commission District Rev.
Participating VRDN Series Merlots A39, 2.4% (Liquidity
Facility Wachovia Bank NA) (b)(d)	3,795,000	3,795,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 2.58% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(d)	1,300,000	1,300,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.) Series 1992, 2.82% tender 10/4/05,
CP mode (c)	1,200,000	1,200,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.):
Series 1984:
2.7% tender 9/2/05, CP mode	4,000,000	4,000,000
2.77% tender 10/4/05, CP mode	4,000,000	4,000,000
Series 1987, 2.85% tender 9/7/05, CP mode	2,100,000	2,100,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds Series A,
2.63%, tender 9/14/05 (b)(c)	6,900,000	6,900,000
Virginia Port Auth. Commonwealth Port Rev. Participating
VRDN Series PT 2671, 2.56% (Liquidity Facility Dexia Cr.
Local de France) (b)(c)(d)	2,640,000	2,640,000
		25,935,000

Washington 1.3%
Central Puget Sound Reg’l. Trans. Auth. Sales & Use Tax Rev.
Participating VRDN Series Putters 755, 2.53% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	2,240,000	2,240,000
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev.
Participating VRDN Series PT 3063, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	2,795,000	2,795,000
Port of Seattle Rev. Participating VRDN:
Series MS 1169X, 2.54% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	5,000,000	5,000,000
Series MT 139, 2.57% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	2,875,000	2,875,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series E, 2.55%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	5,000,000	5,000,000
Washington Gen. Oblig. Participating VRDN Series Putters
746, 2.53% (Liquidity Facility JPMorgan Chase Bank) (b)(d) .	2,995,000	2,995,000
		20,905,000

29		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
West Virginia – 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.) Series 1996, 2.65% tender 9/7/05,
CP mode (c)	$1,800,000	$ 1,800,000
Wisconsin – 1.0%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply
Proj.) 2.65%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,170,000	1,170,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN Series ROC II R367, 2.57% (Liquidity
Facility Citibank NA) (b)(c)(d)	3,745,000	3,745,000
Series 2003 B, 2.41% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (b)(c)	9,485,000	9,485,000
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev.
Participating VRDN Series MT 106, 2.58% (Liquidity Facility
Lloyds TSB Bank PLC) (b)(c)(d)	1,405,000	1,405,000
		15,805,000

TOTAL INVESTMENT PORTFOLIO 96.9%
(Cost $1,504,422,104)		1,504,422,104

NET OTHER ASSETS – 3.1%		47,542,210

NET ASSETS 100%	$1,551,964,314

Security Type Abbreviations
BAN —	BOND ANTICIPATION NOTE
CP	COMMERCIAL PAPER
RAN	REVENUE ANTICIPATION NOTE
TRAN	TAX AND REVENUE
ANTICIPATION NOTE
VRDN —	VARIABLE RATE DEMAND NOTE

Quarterly Report 30

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $6,480,000
or 0.4% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Miami Dade
County Hsg. Fin.
Auth. Bonds
Series Merlots 00
HHH, 2.17%,
tender 11/10/05
(Liquidity Facility
Wachovia Bank	7/17/00
NA)	11/12/03	$ 6,480,000

Income Tax Information At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,504,422,104.

31 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

32

Quarterly Holdings Report for Fidelity® New Jersey Municipal Money Market Fund August 31, 2005

Investments August 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 95.5%
	Principal	Value
	Amount
Delaware/New Jersey – 0.7%
Delaware River & Bay Auth. Rev. Participating VRDN Series
Merlots 00 B8, 2.39% (Liquidity Facility Wachovia Bank
NA) (c)(e)	$ 9,895,000	$ 9,895,000
New Jersey – 74.1%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire
Apts. Proj.) Series 2001, 2.4%, LOC Fannie Mae,
VRDN (c)(d)	6,000,000	6,000,000
Burlington County Board Commission Pooled Ln. Rev.
Participating VRDN Series ROC II R1023, 2.52% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	4,860,000	4,860,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.)
2.39%, LOC Gen. Elec. Cap. Corp., VRDN (c)(d)	12,800,000	12,800,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev.
Participating VRDN Series MSTC 01 175, 2.36% (Liquidity
Facility Bear Stearns Companies, Inc.) (c)(e)	7,165,000	7,165,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN
Series Merlots 05 A3, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(e)	8,180,000	8,180,000
Chester Township Gen. Oblig. BAN 3.5% 3/30/06	5,714,000	5,739,906
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series
Clipper 05 25, 2.53% (Liquidity Facility State Street Bank &
Trust Co., Boston) (c)(e)	6,700,000	6,700,000
East Brunswick Township Gen. Oblig. BAN 3.75% 5/12/06	3,000,000	3,018,798
Englewood Gen. Oblig. BAN 3.35% 10/7/05	7,506,700	7,512,313
Essex County Impt. Auth. Rev. Participating VRDN:
Series BS 216, 2.36% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	10,675,000	10,675,000
Series MS 966 D, 2.51% (Liquidity Facility Morgan
Stanley) (c)(e)	11,570,000	11,570,000
Essex County Utils. Auth. Wtr. Sys. Rev. BAN 4.25%
11/22/05	5,300,000	5,323,521
Evesham Township Board of Ed. Participating VRDN Series PT
2927, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	3,700,000	3,700,000
Florham Park Gen. Oblig. BAN 3.75% 5/12/06	6,174,000	6,210,162
Garden State Preservation Trust Open Space & Farmland
Preservation Participating VRDN Series PT 1916, 2.52%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,885,000	7,885,000
Haledon Gen. Oblig. BAN 3.75% 4/28/06	7,926,000	7,971,879
Hamilton Township Mercer County BAN:
3% 9/29/05	26,669,246	26,692,318
3% 9/29/05	4,972,500	4,975,270
Hopewell Township Gen. Oblig. BAN 3.5% 3/15/06	5,076,654	5,103,369

Quarterly Report 34

Municipal Securities continued
	Principal	Value
	Amount
New Jersey – continued
Long Branch Gen. Oblig. BAN:
3% 9/30/05	$13,911,000	$13,924,683
3% 9/30/05	1,235,000	1,235,770
Montclair Township Gen. Oblig. BAN:
3.75% 5/25/06	4,747,000	4,782,629
3.75% 5/25/06	13,847,000	13,950,929
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26,
2.44% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e) .	1,800,000	1,800,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Encap Golf Hldgs. LLC Proj.) 2.51%, LOC Wachovia Bank
NA, VRDN (c)(d)	69,000,000	68,999,998
(Int’l. Processing Corp. Proj.) 2.55%, LOC Bank of America
NA, VRDN (c)(d)	850,000	850,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.
Participating VRDN Series MS 98 161, 2.54% (Liquidity
Facility Morgan Stanley) (c)(d)(e)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 04 18 Class A, 2.52% (Liquidity Facility
Citibank NA) (c)(e)	3,000,000	3,000,000
Series EGL 20040012 Class A, 2.52% (Liquidity Facility
Citibank NA) (c)(e)	9,000,000	9,000,000
Series FRRI 01 N10, 2.44% (Liquidity Facility Bank of New
York, New York) (c)(e)	7,150,000	7,150,000
Series MACN 05 H, 2.52% (Liquidity Facility Bank of
America NA) (c)(e)	3,030,000	3,030,000
Series Merlots 04 B14, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(e)	8,495,000	8,495,000
Series Merlots A41, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(e)	1,290,000	1,290,000
Series MSTC 9057, 2.36% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	6,990,000	6,990,000
Series MT 14, 2.52% (Liquidity Facility BNP Paribas
SA) (c)(e)	9,080,000	9,080,000
Series MT 34, 2.52% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	7,500,000	7,500,000
Series PA 1239, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	6,000,000	6,000,000
Series Putters 502, 2.52% (Liquidity Facility PNC Bank
NA, Pittsburgh) (c)(e)	10,765,000	10,765,000
Series Putters 538, 2.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	3,055,000	3,055,000

35 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
New Jersey – continued
New Jersey Econ. Dev. Auth. Rev.: – continued
Participating VRDN:
Series Putters 785Z, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	$ 7,370,000	$7,370,000
Series Putters 883T, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	10,805,000	10,805,000
Series ROC II R305, 2.54% (Liquidity Facility Citibank
NA) (c)(e)	3,745,000	3,745,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 2.55%, LOC
Wachovia Bank NA, VRDN (c)(d)	3,870,000	3,870,000
(Eastern Silk Proj.) Second Series D2, 2.6%, LOC BNP
Paribas SA, VRDN (c)(d)	465,000	465,000
(Jewish Home Rockleigh Proj.) Series B, 2.51%, LOC PNC
Bank NA, Pittsburgh, VRDN (c)	5,830,000	5,830,000
(LPS Inds. Proj.) 2.55%, LOC Wachovia Bank NA,
VRDN (c)(d)	7,725,000	7,725,000
(Meriden Assisted Living at Shrewsbury Proj.) 2.52%, LOC
Fannie Mae, VRDN (c)(d)	5,250,000	5,250,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark
Container LLC Proj.) 2.39%, LOC Citibank NA, New York,
VRDN (c)(d)	30,300,000	30,300,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev.
(Marina Energy LLC Proj.) Series 2001 A, 2.5%, LOC
Wachovia Bank NA, VRDN (c)(d)	4,000,000	4,000,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating
VRDN Series PT 2071, 2.54% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(d)(e)	10,355,000	10,355,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 720050059, 2.52% (Liquidity Facility Citibank
NA) (c)(e)	3,810,000	3,810,000
Series Putters 801, 2.52% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	2,780,000	2,780,000
Series ROC II R2191, 2.52% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	5,720,000	5,720,000
Series ROC II R295, 2.52% (Liquidity Facility Citibank
NA) (c)(e)	4,995,000	4,995,000
New Jersey Envir. Infrastructure Trust Participating VRDN
Series Putters 585, 2.54% (Liquidity Facility JPMorgan Chase
& Co.) (c)(d)(e)	4,000,000	4,000,000
New Jersey Gen. Oblig. Participating VRDN:
Series EGL 03 5, 2.52% (Liquidity Facility Citibank NA, New
York) (c)(e)	21,095,000	21,095,000
Series FRRI L8, 2.49% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(e)	9,950,000	9,950,000

Quarterly Report 36

Municipal Securities continued
	Principal	Value
	Amount
New Jersey – continued
New Jersey Gen. Oblig. Participating VRDN: – continued
Series Macon 04 F, 2.52% (Liquidity Facility Bank of
America NA) (c)(e)	$ 4,635,000	$4,635,000
Series MSTC 01 174, 2.28% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	5,900,000	5,900,000
Series PT 2509, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	18,435,000	18,435,000
Series Putters 716, 2.52% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(e)	9,500,000	9,500,000
New Jersey Health Care Facilities Fing. Auth. Rev.
Participating VRDN:
Series MT 24, 2.52% (Liquidity Facility Svenska
Handelsbanken AB) (c)(e)	7,095,000	7,095,000
Series MT 25, 2.52% (Liquidity Facility Svenska
Handelsbanken AB) (c)(e)	3,460,000	3,460,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series
2005 F, 2.5% (FSA Insured), VRDN (c)(d)	7,590,000	7,590,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series 1999 V, 2.56% (Liquidity Facility Bank of America
NA) (c)(d)(e)	6,555,000	6,555,000
Series Merlots 00 A2, 2.44% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	1,285,000	1,285,000
Series PT 118, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	3,505,000	3,505,000
Series PT 1289, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	1,980,000	1,980,000
Series PT 287, 2.4% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	5,500,000	5,500,000
Series PT 456, 2.54% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	2,740,000	2,740,000
Series PT 635, 2.54% (Liquidity Facility Svenska
Handelsbanken AB) (c)(d)(e)	2,505,000	2,505,000
(Single Family Hsg. Proj.):
Series 2004 K, 2.46%, VRDN (c)(d)	43,720,000	43,720,000
Series 2005 O, 2.46% (Liquidity Facility Dexia Cr. Local
de France), VRDN (c)(d)	15,000,000	15,000,000
New Jersey Tpk. Auth. Rev. Participating VRDN Series AAB 00 6,
2.39% (Liquidity Facility ABN AMRO Bank NV) (c)(e)	29,240,000	29,240,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series FRRI 02 L30J, 2.44% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(e)	29,130,000	29,130,000

37 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
New Jersey – continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: -
continued
Series IXIS 05 14, 2.52% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(e)	$5,740,000	$5,740,000
Series Merlots 00 EEE, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(e)	3,980,000	3,980,000
Series MS 995, 2.51% (Liquidity Facility Morgan
Stanley) (c)(e)	10,492,000	10,492,000
Series PA 613, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	2,000,000	2,000,000
Series PA 667, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	1,000,000	1,000,000
Series PA 670, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	2,345,000	2,345,000
Series PT 1799, 2.52% (Liquidity Facility WestLB AG) (c)(e) .	3,500,000	3,500,000
Series PT 2096, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	990,000	990,000
Series PT 2105, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,060,000	5,060,000
Series PT 2129, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	16,135,000	16,135,000
Series PT 2493, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	9,980,000	9,980,000
Series PT 2843, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	19,870,000	19,870,000
Series Putters 155, 2.51% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	5,000,000	5,000,000
Series ROC II R323, 2.52% (Liquidity Facility Citibank
NA) (c)(e)	9,495,000	9,495,000
Series ROC II R4017, 2.52% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	11,200,000	11,200,000
Series ROC II R4032, 2.52% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	2,805,000	2,805,000
Series ROC II R6042, 2.52% (Liquidity Facility Citibank
NA) (c)(e)	4,785,000	4,785,000
Series TOC 05 K, 2.52% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(e)	4,700,000	4,700,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series EGL 20030034 Class A, 2.52% (Liquidity Facility
Citibank NA, New York) (c)(e)	17,100,000	17,100,000
Series EGL 720050001 Class A, 2.53% (Liquidity Facility
Citibank NA) (c)(e)	13,500,000	13,500,000
Series IXIS 05 6, 2.52% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(e)	8,040,000	8,040,000

Quarterly Report 38

Municipal Securities continued
	Principal	Value
	Amount
New Jersey – continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: -
continued
Series MS 963D, 2.51% (Liquidity Facility Morgan
Stanley) (c)(e)	$10,050,000	$10,050,000
Series MS 98 54, 2.51% (Liquidity Facility Morgan
Stanley) (c)(e)	10,455,000	10,455,000
Series PA 958P, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	1,000,000	1,000,000
Series PT 1204, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	3,500,000	3,500,000
Series PT 1723, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,000,000	5,000,000
Series PT 2362A, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	2,380,000	2,380,000
Series PT 2363A, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	2,000,000	2,000,000
Series PT 2402, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	43,505,000	43,505,000
Series PT 2489, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	3,000,000	3,000,000
Series PT 2500, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	15,100,000	15,100,000
Series PT 2572, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	3,825,000	3,825,000
Series PT 2711, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	5,995,000	5,995,000
Series Putters 503, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	2,695,000	2,695,000
Series Putters 725, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	19,960,000	19,960,000
Series Putters 818, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	21,580,000	21,580,000
Series Putters 820, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	10,785,000	10,785,000
Series ROC II R146, 2.52% (Liquidity Facility Citibank
NA) (c)(e)	7,495,000	7,495,000
Series ROC II R2103, 2.52% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	5,635,000	5,635,000
Series Stars 116, 2.52% (Liquidity Facility BNP Paribas
SA) (c)(e)	7,885,000	7,885,000
Series Stars 129, 2.52% (Liquidity Facility BNP Paribas
SA) (c)(e)	6,570,000	6,570,000

39 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
New Jersey – continued
Newark Gen. Oblig. Participating VRDN Series ROC II R4539,
2.52% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (c)(e)	$ 2,185,000	$ 2,185,000
North Brunswick Township Gen. Oblig. BAN 4% 8/22/06	6,700,000	6,761,946
North Caldwell Gen. Oblig. BAN 4.25% 9/6/06 (b)	5,383,927	5,445,358
Randolph Township Gen. Oblig. RAN 3% 9/7/05	7,270,000	7,271,017
Rutgers State Univ. Rev. Participating VRDN Series MS 971,
2.51% (Liquidity Facility Morgan Stanley) (c)(e)	3,000,000	3,000,000
Saddle Brook Township Gen. Oblig. BAN 3.25% 2/2/06	10,560,954	10,598,352
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American
Cyanamid Co. Proj.) 3%, VRDN (c)	4,900,000	4,900,000
Sussex County Gen. Oblig. BAN 4% 6/23/06	9,599,000	9,696,398
Tobacco Settlement Fing. Corp. Participating VRDN Series PA
1285, 2.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,100,000	5,100,000
Union City Gen. Oblig. BAN 4% 5/17/06	6,943,500	6,991,108
Washington Township Board of Ed. Mercer County
Participating VRDN Series PT 2808, 2.52% (Liquidity Facility
Dexia Cr. Local de France) (c)(e)	8,050,000	8,050,000
Wayne Township School District BAN 3.25% 12/29/05	9,500,000	9,529,350
		1,100,107,074

New Jersey/Pennsylvania – 4.6%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.
Participating VRDN:
Series Merlots 00 B4, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(e)	5,900,000	5,900,000
Series Merlots 00 K, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(e)	15,265,000	15,265,000
Series MS 00 396, 2.51% (Liquidity Facility Morgan
Stanley) (c)(e)	11,510,000	11,510,000
Series PA 606, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,995,000	7,995,000
Series PA 611, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,995,000	9,995,000
Series PA 965R, 2.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,000,000	5,000,000
Series SG 53, 2.52% (Liquidity Facility Societe
Generale) (c)(e)	12,940,000	12,940,000
		68,605,000

Quarterly Report

40

Municipal Securities continued
	Principal	Value
	Amount
New York & New Jersey – 13.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 01 701, 2.53% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	$ 4,995,000	$4,995,000
Series PA 1038R, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	4,995,000	4,995,000
Series PA 1171R, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	5,100,000	5,100,000
Series PA 1251, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	4,600,000	4,600,000
Series PT 1269, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	9,805,000	9,805,000
Series PT 2698, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	7,755,000	7,755,000
Series PT 870, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	1,800,000	1,800,000
Series PT 984, 2.52% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	7,870,000	7,870,000
Series Putters 153, 2.54% (Liquidity Facility JPMorgan
Chase Bank) (c)(d)(e)	2,000,000	2,000,000
Series Putters 177, 2.54% (Liquidity Facility JPMorgan
Chase Bank) (c)(d)(e)	7,000,000	7,000,000
Series ROC II R373, 2.52% (Liquidity Facility Citibank
NA) (c)(e)	5,640,000	5,640,000
Series ROC II R43, 2.57% (Liquidity Facility Citibank
NA) (c)(d)(e)	7,015,000	7,015,000
Series SG 96 52, 2.54% (Liquidity Facility Societe
Generale) (c)(d)(e)	19,465,000	19,465,000
Series 1991 3, 2.57%, VRDN (c)(d)(f)	9,800,000	9,800,000
Series 1991, 2.57%, VRDN (c)(d)(f)	8,800,000	8,800,000
Series 1992, 2.54%, VRDN (c)(f)	6,800,000	6,800,000
Series 1995 4, 2.57%, VRDN (c)(d)(f)	10,500,000	10,500,000
Series 1995, 2.57%, VRDN (c)(d)(f)	9,400,000	9,400,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
Participating VRDN:
Series MS 00 331, 2.53% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	18,830,000	18,830,000
Series MS 98 157, 2.53% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	3,160,000	3,160,000

41 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
New York & New Jersey – continued
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
Participating VRDN: – continued
Series Putters 192, 2.54% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	$21,695,000	$ 21,695,000
Series Putters 278, 2.54% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	18,435,000	18,435,000
		195,460,000

Puerto Rico 3.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 2.37% (Liquidity Facility Wachovia
Bank NA) (c)(e)	1,080,000	1,080,000
Series Merlots 03 A44, 2.37% (Liquidity Facility Wachovia
Bank NA) (c)(e)	7,970,000	7,970,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Participating VRDN Series LB 04 L28, 2.48% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (c)(e)	9,975,000	9,975,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN
Series Putters 147, 2.51% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	1,560,000	1,560,000
Puerto Rico Govt. Dev. Bank:
2.85% 1/30/06, LOC Societe Generale, CP (a)	10,000,000	10,000,000
2.85% 1/30/06, LOC Societe Generale, CP (a)	4,000,000	4,000,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN:
Series MS 787, 2.47% (Liquidity Facility Morgan
Stanley) (c)(e)	6,000,000	6,000,000
Series MS 968, 2.47% (Liquidity Facility Morgan
Stanley) (c)(e)	4,600,000	4,600,000
		45,185,000

TOTAL INVESTMENT PORTFOLIO – 95.5%
(Cost $1,419,252,074)		1,419,252,074

NET OTHER ASSETS – 4.5%		66,169,029

NET ASSETS 100%	$1,485,421,103

Quarterly Report 42

Security Type Abbreviations

BAN — BOND ANTICIPATION NOTE
CP COMMERCIAL PAPER RAN REVENUE ANTICIPATION NOTE
VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,000,000 or
0.9% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Provides evidence of ownership in one
or more underlying municipal bonds.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $45,300,000
or 3.0% of net assets.

Additional information on each holding is as follows:

	Acquisition
Security	Date	Cost
Port Auth. of New
York & New
Jersey:
Series 1991 3,
2.57%, VRDN	12/3/03	$9,800,000
Series 1991,
2.57%, VRDN	6/18/91	$8,800,000

Series 1992,
2.54%, VRDN	2/14/92	$6,800,000
Series 1995 4,
2.57%, VRDN	8/9/02	$10,500,000
Series 1995,
2.57%, VRDN	9/15/95	$9,400,000

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,419,252,074.

43 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

44

Quarterly Holdings Report for Fidelity® New Jersey AMT Tax Free Money Market Fund (formerly known as Spartan® New Jersey Municipal Money Market Fund) August 31, 2005

1.805778.101 SNJ QTLY 1005

Investments August 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 96.1%
	Principal	Value
	Amount
Delaware/New Jersey – 0.7%
Delaware River & Bay Auth. Rev. Participating VRDN Series
Merlots 00 B8, 2.39% (Liquidity Facility Wachovia Bank
NA) (c)(f)	$ 4,970,000	$ 4,970,000
New Jersey – 75.8%
Burlington County Board Commission Pooled Ln. Rev.
Participating VRDN Series ROC II R1023, 2.52% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	2,165,000	2,165,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev.
Participating VRDN Series MSTC 01 175, 2.36% (Liquidity
Facility Bear Stearns Companies, Inc.) (c)(f)	5,200,000	5,200,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN
Series Merlots 05 A3, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(f)	9,375,000	9,375,000
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series
Clipper 05 25, 2.53% (Liquidity Facility State Street Bank &
Trust Co., Boston) (c)(f)	3,300,000	3,300,000
Colts Neck Township Gen. Oblig. BAN Series A, 4% 1/6/06 .	7,121,950	7,148,479
Cranford Township Gen. Oblig. BAN 3.25% 1/6/06	9,617,794	9,649,841
Cumberland County Gen. Oblig. BAN 3.75% 5/16/06	10,500,000	10,561,733
Essex County Impt. Auth. Rev.:
Participating VRDN:
Series Merlots 04 C41, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(f)	7,800,000	7,800,000
Series MT 18, 2.52% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	5,900,000	5,900,000
(Jewish Cmnty. Ctr. Metrowest, Inc. Proj.) 2.45%, LOC
Wachovia Bank NA, VRDN (c)	4,000,000	4,000,000
Essex County Utils. Auth. Wtr. Sys. Rev. BAN 4.25%
11/22/05	2,508,000	2,519,130
Evesham Township Board of Ed. Participating VRDN Series PT
2927, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	1,890,000	1,890,000
Garden State Preservation Trust Open Space & Farmland
Preservation Participating VRDN Series MS 860, 2.51%
(Liquidity Facility Morgan Stanley) (c)(f)	1,495,000	1,495,000
Hamilton Township Mercer County BAN 3% 9/29/05	12,400,000	12,410,727
Jersey City Redev. Auth. Multi-family Hsg. Rev. (Dixon Mill
Apts. Proj.) Series 2000 A, 2.34%, LOC Fannie Mae,
VRDN (c)	12,980,000	12,980,000
Long Branch Gen. Oblig. BAN 3% 9/30/05	6,400,000	6,406,295
Montclair Township Gen. Oblig. BAN:
3.5% 3/17/06	8,000,000	8,040,396
3.75% 5/25/06	8,865,000	8,931,537

Quarterly Report 46

Municipal Securities continued
	Principal	Value
	Amount
New Jersey – continued
New Jersey Ctfs. of Prtn. Participating VRDN Series PT 2291,
2.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 1,980,000	$ 1,980,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Diocese of
Metuchen 2001 Proj.) 2.34%, LOC Fleet Nat’l. Bank,
VRDN (c)	2,300,000	2,300,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 20040012 Class A, 2.52% (Liquidity Facility
Citibank NA) (c)(f)	2,385,000	2,385,000
Series EGL 720050002 Class A, 2.52% (Liquidity Facility
Citibank NA) (c)(f)	2,600,000	2,600,000
Series Merlots 04 B14, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(f)	6,000,000	6,000,000
Series Merlots A41, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(f)	6,775,000	6,775,000
Series MSCO 01 572, 2.51% (Liquidity Facility Morgan
Stanley) (c)(f)	9,757,000	9,757,000
Series MSTC 9057, 2.36% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(f)	3,000,000	3,000,000
Series MT 34, 2.52% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	3,495,000	3,495,000
Series Putters 538, 2.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	6,365,000	6,365,000
Series ROC II R203, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	3,370,000	3,370,000
Series ROC II R2087, 2.52% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	8,735,000	8,735,000
Series ROC II R298, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	12,025,000	12,025,000
(Jewish Home Rockleigh Proj.) Series B, 2.51%, LOC PNC
Bank NA, Pittsburgh, VRDN (c)	4,200,000	4,200,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 720050059, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	1,400,000	1,400,000
Series PT 1900, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	12,330,000	12,330,000
Series ROC II R2102, 2.52% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	1,000,000	1,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,980,000	4,980,000
Series PT 1560, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,465,000	5,465,000

47		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
New Jersey – continued
New Jersey Gen. Oblig. Participating VRDN:
Series EGL 03 5, 2.52% (Liquidity Facility Citibank NA, New
York) (c)(f)	$ 6,000,000	$6,000,000
Series EGL 96 3001, 2.52% (Liquidity Facility Citibank NA,
New York) (c)(f)	3,100,000	3,100,000
Series FRRI L8, 2.49% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)	5,700,000	5,700,000
Series MSTC 01 174, 2.28% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(f)	10,000,000	10,000,000
Series PT 2509, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	1,000,000	1,000,000
Series Putters 716, 2.52% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(f)	7,220,000	7,220,000
Series ROC II R370, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	3,000,000	3,000,000
New Jersey Sports & Exposition Auth. Contract Rev. Series
1992 C, 2.48% (MBIA Insured), VRDN (c)	6,345,000	6,345,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 2.39% (Liquidity Facility ABN-AMRO Bank
NV) (c)(f)	7,980,000	7,980,000
Series EGL 00 3002, 2.52% (Liquidity Facility Citibank NA,
New York) (c)(f)	5,830,000	5,830,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series CRVS 05 9, 2.51% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	6,000,000	6,000,000
Series EGL 03 47, 2.52% (Liquidity Facility Citibank NA,
New York) (c)(f)	6,100,000	6,100,000
Series FRRI 02 L30J, 2.44% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)	17,100,000	17,100,000
Series Merlots 00 EEE, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(f)	11,500,000	11,500,000
Series MS 03 835, 2.51% (Liquidity Facility Morgan
Stanley) (c)(f)	6,595,000	6,595,000
Series MS 995, 2.51% (Liquidity Facility Morgan
Stanley) (c)(f)	5,402,000	5,402,000
Series PA 667, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	3,995,000	3,995,000
Series PA 670, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,000,000	4,000,000
Series PA 751, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	9,995,000	9,995,000
Series PT 1799, 2.52% (Liquidity Facility WestLB AG) (c)(f)	2,400,000	2,400,000

Quarterly Report

48

Municipal Securities continued
	Principal	Value
	Amount
New Jersey – continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: -
continued
Series PT 2096, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	$ 3,900,000	$ 3,900,000
Series PT 2105, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	780,000	780,000
Series PT 2129, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	3,000,000	3,000,000
Series PT 2493, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	4,980,000	4,980,000
Series PT 2843, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	1,000,000	1,000,000
Series ROC II R4017, 2.52% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	7,905,000	7,905,000
Series ROC II R4032, 2.52% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	5,250,000	5,250,000
Series ROC II R6042, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	3,280,000	3,280,000
Series TOC 05 K, 2.52% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(f)	6,300,000	6,300,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series BA 00 C, 2.52% (Liquidity Facility Bank of America
NA) (c)(f)	3,500,000	3,500,000
Series EGL 20030034 Class A, 2.52% (Liquidity Facility
Citibank NA, New York) (c)(f)	9,100,000	9,100,000
Series IXIS 05 6, 2.52% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(f)	3,800,000	3,800,000
Series MS 00 203, 2.51% (Liquidity Facility Morgan
Stanley) (c)(f)	4,395,000	4,395,000
Series MS 00 224, 2.51% (Liquidity Facility Morgan
Stanley) (c)(f)	1,695,000	1,695,000
Series MS 1048, 2.51% (Liquidity Facility Morgan
Stanley) (c)(f)	22,650,000	22,650,000
Series MS 963D, 2.51% (Liquidity Facility Morgan
Stanley) (c)(f)	2,300,000	2,300,000
Series MS 967, 2.51% (Liquidity Facility Morgan
Stanley) (c)(f)	8,570,000	8,570,000
Series MT 72, 2.52% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(f)	3,750,000	3,750,000
Series PA 958P, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	3,500,000	3,500,000
Series PT 1723, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	3,110,000	3,110,000

49		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
New Jersey – continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: -
continued
Series PT 1751, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	$ 3,990,000	$3,990,000
Series PT 1926, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	1,980,000	1,980,000
Series PT 2363A, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	10,400,000	10,400,000
Series PT 2402, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	48,690,000	48,690,000
Series PT 2572, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	1,880,000	1,880,000
Series Putters 503, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	1,300,000	1,300,000
Series Putters 504, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	5,370,000	5,370,000
Series Putters 725, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	3,160,000	3,160,000
Series Putters 795, 2.52% (Liquidity Facility Dresdner Bank
AG) (c)(f)	10,970,000	10,970,000
Series Putters 820, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	5,100,000	5,100,000
Series Putters 825, 2.52% (Liquidity Facility Dresdner Bank
AG) (c)(f)	1,070,000	1,070,000
Series Stars 129, 2.52% (Liquidity Facility BNP Paribas
SA) (c)(f)	3,000,000	3,000,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539,
2.52% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (c)(f)	4,160,000	4,160,000
North Brunswick Township Gen. Oblig. BAN 4% 8/22/06	3,300,000	3,330,510
Randolph Township Gen. Oblig. BAN 4% 9/6/06 (b)	7,680,000	7,749,274
Saddle Brook Township Gen. Oblig. BAN 3.25% 2/2/06	5,000,000	5,017,706
Tobacco Settlement Fing. Corp. Participating VRDN Series PA
1285, 2.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	2,400,000	2,400,000
Washington Township Board of Ed. Mercer County
Participating VRDN Series PT 2808, 2.52% (Liquidity Facility
Dexia Cr. Local de France) (c)(f)	3,900,000	3,900,000
Wayne Township School District BAN 3.25% 12/29/05	4,500,000	4,513,902
		577,943,530

Quarterly Report 50

Municipal Securities continued
	Principal	Value
	Amount
New Jersey/Pennsylvania – 4.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.
Participating VRDN:
Series Merlots 00 B4, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(f)	$ 3,910,000	$3,910,000
Series Merlots 00 K, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(f)	13,900,000	13,900,000
Series PA 606, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	7,900,000	7,900,000
Series SG 53, 2.52% (Liquidity Facility Societe
Generale) (c)(f)	5,700,000	5,700,000
		31,410,000

New York & New Jersey – 7.0%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series AAB 00 19, 2.4% (Liquidity Facility ABN AMRO
Bank NV) (c)(f)	6,670,000	6,670,000
Series EGL 03 59, 2.52% (Liquidity Facility Citibank NA,
New York) (c)(f)	5,000,000	5,000,000
Series PA 1251, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	1,900,000	1,900,000
Series ROC II R319, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	4,740,000	4,740,000
Series 1992 2, 2.54%, VRDN (c)(g)	6,900,000	6,900,000
Series 1997 1, 2.54%, VRDN (c)(g)	8,900,000	8,900,000
Series 1997 2, 2.54%, VRDN (c)(g)	10,400,000	10,400,000
Series 2004 1, 2.55%, VRDN (c)	2,000,000	2,000,000
Series 3, 2.55%, VRDN (c)	6,600,000	6,600,000
		53,110,000

Puerto Rico 6.2%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series LB 05 F2, 2.53% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(f)	5,000,000	5,000,000
Series Merlots 00 EE, 2.37% (Liquidity Facility Wachovia
Bank NA) (c)(f)	900,000	900,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Participating VRDN Series MS 969, 2.47% (Liquidity Facility
Morgan Stanley) (c)(f)	3,500,000	3,500,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN Series Merlots 00 FFF, 2.37% (Liquidity
Facility Wachovia Bank NA) (c)(f)	2,725,000	2,725,000

51 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value
		Amount
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN Sereis CRVS 05 10, 2.5% (Liquidity
Facility Landesbank Hessen-Thuringen) (c)(f)		$ 7,200,000	$ 7,200,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Putters 147, 2.51% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)		1,000,000	1,000,000
Series Putters 681, 2.51% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)		1,750,000	1,750,000
Series Putters 866, 2.51% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)		1,050,000	1,050,000
Series RobIns 16, 2.51% (Liquidity Facility Bank of New
York, New York) (c)(f)		2,165,000	2,165,000
Series ROC 2 99 3, 2.5% (Liquidity Facility Citibank
NA) (c)(f)		2,175,000	2,175,000
Series SGA 43, 2.31% (Liquidity Facility Societe
Generale) (c)(f)		9,700,000	9,700,000
Puerto Rico Govt. Dev. Bank:
2.85% 1/30/06, LOC Societe Generale, CP (a)		8,900,000	8,900,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities
Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998,
2.8%, LOC Banco Santander Central Hispano SA, VRDN (c)		1,550,000	1,550,000
			47,615,000

Other – 2.3%
Fidelity Tax Free Cash Central Fund, 2.45% (d)(e)		17,757,600	17,757,600

TOTAL INVESTMENT PORTFOLIO 96.1%
(Cost $732,806,130)			732,806,130

NET OTHER ASSETS – 3.9%			29,347,047

NET ASSETS 100%			$ 762,153,177

Security Type Abbreviations
BAN —	BOND ANTICIPATION NOTE
CP	COMMERCIAL PAPER
VRDN —	VARIABLE RATE DEMAND NOTE

Quarterly Report

52

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $8,900,000 or
1.2% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete listing of the
fund’s holdings as of its most recent
quarter end is available upon request.

(f) Provides evidence of ownership in one
or more underlying municipal bonds.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $26,200,000
or 3.4% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Port Auth. of New
York & New
Jersey Series
1992 2, 2.54%,
VRDN	2/14/92	$ 6,900,000
Port Auth. of New
York & New
Jersey Series
1997 1, 2.54%,
VRDN	8/9/02	$ 8,900,000
Port Auth. of New
York & New
Jersey Series
1997 2, 2.54%,
VRDN	9/15/97	$10,400,000

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $732,806,130.

53 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

54

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 24, 2005